Inventories (Schedule Of Inventories) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventories [Abstract]
Raw materials	$ 3,330	$ 2,120
Work-in-progress	3,838	2,768
Finished goods	6,729	8,516
Total Inventories	$ 13,897	$ 13,404